DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2012
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$10,000	2.0	$(739)

No hedge designation
Rate-lock mortgage loan commitments	$40,221	0.1	$1,368
Mandatory commitments to sell mortgage loans	88,325	0.1	(122)
Amended Warrant	2,504	6.0	(459)
Total	$131,050	0.2	$787

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

Fair value of derivative instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2012		2011		2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$739	Other liabilities	$1,103
Total		-		-		739		1,103

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,368	Other assets	857		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	-	Other liabilities	122		606
Amended Warrant		-		-	Other liabilities	459	Other liabilities	174
Total		1,368		857		581		780

Total derivatives		$1,368		$857		$1,320		$1,883

Effect of derivative financial instruments on consolidated statement of operation
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss)into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$(127)	$(512)	$(1,525)	Interest expense	$(927)	$(1,443)	$(2,742)	Interest expense	$-	$-	$-
Interest-rate cap agreements	-	30	180	Interest expense	-	(15)	(90)	Interest expense	-	-	2
Total	$(127)	$(482)	$(1,345)		$(927)	$(1,458)	$(2,832)		$-	$-	$2

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$-	$409
Rate-lock mortgage loan commitments								Mortgage loan gains	511	457	183
Mandatory commitments to sell mortgage loans								Mortgage loan gains	484	(1,981)	660
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Total									$710	$(387)	$1,645

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.